Consolidation of RiverFront Investment Partners I, LLC. - RiverFront remeasurement balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Land	$ 83,721		$ 87,235
Building and improvements, net	206,553		209,914
Cash	22,547		4,524		$ 0
Cash held in escrow	202		333
Accounts receivable	564		615
Total Assets	505,488		418,734
Long-term Debt	88,789		90,029
Capital - FRP	88,884		13,406
Equity - MRP	100,282
Total Liabilities and Capital	$ 505,488		$ 418,734
Gain on remeasurement
Land		$ 21,107
Building and improvements, net		34,362
Value of leases in place		4,727
Cash		0
Cash held in escrow		0
Accounts receivable		0
Prepaid expenses		0
Total Assets		60,196
Long-term Debt		0
Amortizable debt costs		0
Other liabilities		0
Capital - FRP		39,727
Equity - MRP		20,469
Total Liabilities and Capital		60,196
RiverFront on the Anacostia
Land				$ 28,327
Building and improvements, net				116,135
Value of leases in place				4,727
Cash				2,295
Cash held in escrow				171
Accounts receivable				40
Prepaid expenses				142
Total Assets				151,837
Long-term Debt				78,587
Amortizable debt costs				(852)
Other liabilities				905
Capital - FRP				48,310
Equity - MRP				24,887
Total Liabilities and Capital				$ 151,837
Riverfront Holdings I, LLC
Land		7,220
Building and improvements, net		81,773
Value of leases in place		0
Cash		2,295
Cash held in escrow		171
Accounts receivable		40
Prepaid expenses		142
Total Assets		91,641
Long-term Debt		78,587
Amortizable debt costs		(852)
Other liabilities		905
Capital - FRP		8,583
Equity - MRP		4,418
Total Liabilities and Capital		$ 91,641